Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Dec. 15, 2020
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
CIK	dei_EntityCentralIndexKey	0001552740
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 16, 2020
Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2020
Prospectus Date	rr_ProspectusDate	Dec. 16, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A